UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                (Amendment No. 1)

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York          November 11, 2011

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $11,060


List of Other Included Managers:

      No.      Form 13F File Number        Name

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Alkermes PLC                          Com          G01767105     229     15,000   Sh        Defined      04       15,000    0    0
Arch Chemicals Inc                    Com          03937R102   1,186     25,268   Sh        Defined      04       25,268    0    0
Centurylink Inc                       Com          156700106     141      4,257   Sh        Defined      04        4,257    0    0
Cephalon Inc                          Com          156708109   1,901     23,561   Sh        Defined      04       23,561    0    0
Cisco Sys Inc                         Com          17275R102     434     28,000   Sh        Defined      04       28,000    0    0
Comcast Corp New                      Cl A         20030N101     228     10,900   Sh        Defined      04       10,900    0    0
Enzon Pharmaceuticals Inc             Note         293904AE8     219    215,000   Prn       Defined      04      215,000    0    0
Goodrich Corp                         Com          382388106     121      1,000   Sh        Defined      04        1,000    0    0
Grifols S A                          Sp Adr        398438309     758    118,644   Sh        Defined      04      118,644    0    0
Netlogic Microsystems Inc             Com          64118B100     428      8,900   Sh        Defined      04        8,900    0    0
Proshares Short QQQ                   Pshs         74347R602     430     12,607   Sh        Defined      04       12,607    0    0
Ralcorp Holdings Inc New              Com          751028101     790     10,300   Sh        Defined      04       10,300    0    0
S1 Corp                               Com          78463B101     333     36,310   Sh        Defined      04       36,310    0    0
Sanofi                               Right         80105N113     139    131,483   Sh        Defined      04      131,483    0    0
Southern Union Co                     Com          844030106     227      5,600   Sh        Defined      04        5,600    0    0
Temple Inland Inc                     Com          879868107     936     29,848   Sh        Defined      04       29,848    0    0
Varian Semiconductor Equipment        Com          922207105   2,560     41,859   Sh        Defined      04       41,859    0    0